Stock Options and Restricted Share Units	12 Months Ended
Dec. 31, 2023
Stock Options and Restricted Share Units [Abstract]
Stock Options and Restricted Share Units
17.	Stock options and restricted share units

(a)	Stock options

The Company has a stock option plan whereby the maximum number of shares subject to the plan, in the aggregate, shall not exceed 10% of the Company’s issued and outstanding shares. The exercise price shall be no less than the discount market price as determined in accordance with TSXV policies.

The following table reflects the continuity of stock options for the periods presented below:

	Number of Stock Options	Weighted Average Exercise Price (CAD$)
Balance, December 31, 2020	625,000	2.88
Granted (i)(ii)(iii)(iv)(v)	1,823,497	6.03
Exercised(1)	(75,000)	3.17
Expired / cancelled	(28,332)	6.09
Balance, December 31, 2021	2,345,165	5.28
Expired / cancelled	(1,153,331)	5.46
Balance, December 31, 2022	1,191,834	5.11
Expired / cancelled	(499,664)	5.13
Balance, December 31, 2023	692,170	5.09

(1)  The market price on the date of exercise was CAD$8.88.

(i) On January 5, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 550,164 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$3.75 and expires on January 5, 2026. The stock options vest fully on the six-month anniversary of the date of grant.

A value of CAD$2.76 per option was estimated for the 550,164 stock options on the date of grant with the following assumptions and inputs: share price of CAD$3.03; exercise price of CAD$3.75; expected dividend yield of 0%; expected volatility of 155% which is based on comparable companies; risk-free interest rate of 0.39%; and an expected average life of five years.

(ii) On February 24, 2021, the Company granted stock options to consultants of the Company to acquire an aggregate of 50,000 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$13.92 and expires on February 24, 2026. The stock options vested immediately.

A value of CAD$12.78 per option was estimated for the 50,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$13.92; exercise price of CAD$13.92; expected dividend yield of 0%; expected volatility of 155% which is based on comparable companies; risk-free interest rate of 0.73%; and an expected average life of five years.

(iii) On March 26, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 533,333 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$7.47 and expires on March 25, 2026. The stock options vest fully on the six-month anniversary of the date of grant.

A value of CAD$6.87 per option was estimated for the 533,333 stock options on the date of grant with the following assumptions and inputs: share price of CAD$7.47; exercise price of CAD$7.47; expected dividend yield of 0%; expected volatility of 155% which is based on comparable companies; risk-free interest rate of 0.90%; and an expected average life of five years.

(iv) On May 17, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 430,000 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$7.35 and expires on May 17, 2026. The stock options vest fully on the six-month anniversary of the date of grant.

A value of CAD$6.09 per option was estimated for the 430,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$7.86; exercise price of CAD$7.35; expected dividend yield of 0%; expected volatility of 105% which is based on comparable companies; risk-free interest rate of 0.95%; and an expected average life of five years.

(v) On June 22, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 260,000 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$4.20 and expires on June 22, 2026. The stock options vest fully on the six-month anniversary of the date of grant.

A value of CAD$3.06 per option was estimated for the 260,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$4.02; exercise price of CAD$4.20; expected dividend yield of 0%; expected volatility of 105% which is based on comparable companies; risk-free interest rate of 0.95%; and an expected average life of five years.

The underlying expected volatility of all option grants was determined by reference to historical data of comparable companies’ share prices over the expected stock option life.

The following table reflects the stock options issued and outstanding as of December 31, 2023:

Expiry Date	Exercise Price (CAD$)	Weighted Average Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Vested (exercisable)	Number of Options Unvested
February 14, 2025	2.88	1.13	258,334	258,334	-
January 5, 2026	3.75	2.02	183,498	183,498	-
February 24, 2026	13.92	2.15	50,000	50,000	-
March 25, 2026	7.47	2.23	116,668	116,668	-
May 17, 2026	7.35	2.38	55,001	55,001	-
June 22, 2026	4.20	2.48	28,669	28,669	-
	5.09	1.78	692,170	692,170	-

The following table reflects the stock options issued and outstanding as of December 31, 2022:

Expiry Date	Exercise Price (CAD$)	Weighted Average Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Vested (exercisable)	Number of Options Unvested
February 14, 2025	2.88	2.13	408,334	408,334	-
January 5, 2026	3.75	3.02	258,498	258,498	-
February 24, 2026	13.92	3.16	50,000	50,000	-
March 25, 2026	7.47	3.23	233,334	233,334	-
May 17, 2026	7.35	3.38	155,000	155,000	-
June 22, 2026	4.20	3.48	86,668	86,668	-
	5.11	2.84	1,191,834	1,191,834	-

The following table reflects the stock options issued and outstanding as of December 31, 2021:

Expiry Date	Exercise Price (CAD$)	Weighted Average Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Vested (exercisable)	Number of Options Unvested
February 14, 2025	2.88	3.13	575,000	575,000	-
January 5, 2026	3.75	4.02	525,164	525,164	-
February 24, 2026	13.92	4.15	50,000	50,000	-
March 25, 2026	7.47	4.23	525,000	525,000	-
May 17, 2026	7.35	4.38	421,667	421,667	-
June 22, 2026	4.20	4.48	248,334	248,334	-
	5.28	4.96	2,345,165	2,345,165	-

(b)	Restricted share units

The Company has an RSU plan whereby there is a fixed cap of shares that can be granted under the plan. The exercise price shall be no less than the discount market price as determined in accordance with TSXV policies.

The following table reflects the continuity of RSUs for the periods ended December 31, 2023 and 2022:

Number of RSUs
Balance, December 31, 2021	-
Granted	1,449,250
Cancelled	(10,000)
Balance, December 31, 2022	1,439,250
Granted	77,232
Converted	(479,582)
Balance, December 31, 2023	1,036,900

During the year ended December 31, 2022, the Company granted 1,449,250 RSUs to officers, directors, employees and advisors. These RSUs vest one-third on each of the first, second and third anniversaries of the date of grant. The grant date fair value of the RSUs was $5,725,262.

During the year ended December 31, 2023, the Company granted 77,232 RSUs to advisors. These RSUs vest one year from the date of grant. The grant date fair value of the RSUs was $120,386.

For the year ended December 31, 2023, the Company recorded share based compensation for these RSUs of $1,620,777 (year ended December 31, 2022 - $3,296,238; year ended December 31, 2021 - $nil).